Revenue - Total revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Streaming Interests, Silver	$ 61,051	$ 68,777
Streaming Interests, Gold	50,222	42,885
Streaming Interests, Other	10,301	7,609
Royalty Interests	28,705	31,150
Revenue - other	1,606
Total revenues	$ 151,885	$ 150,421